Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 8. Goodwill

Changes in the carrying amount of goodwill during fiscal years 2020 and 2019 are summarized as follows:

Balance at December 31, 2018	$—
Acquisition of Wing House	11,246,738
Balance at December 31, 2019	11,246,738
No Activity 2020	—
Balance at December 31, 2020	$11,246,738